(10) CONCESSION FINANCIAL ASSET	12 Months Ended
Dec. 31, 2018
Concession Financial Asset
CONCESSION FINANCIAL ASSET
	Distribution	Transmission	Consolidated
As of December 31, 2015	3,483,713	123,391	3,607,104
Current	-	9,630	9,630
Noncurrent	3,483,713	113,761	3,597,474

Additions	655,456	50,580	706,036
Adjustment of expected cash flow	203,452	-	203,452
Adjustment - financial asset measured at amortized cost	-	16,088	16,088
Cash inputs - RAP	-	(9,727)	(9,727)
Disposals	(25,392)	-	(25,392)
Business combination	876,281	-	876,281

As of December 31, 2016	5,193,511	180,333	5,373,844
Current	-	10,700	10,700
Noncurrent	5,193,511	169,633	5,363,144

Additions	972,254	46,261	1,018,515
Adjustment of expected cash flow	212,294	-	212,294
Adjustment - financial asset measured at amortized cost	-	27,807	27,807
Cash inputs - RAP	-	(15,677)	(15,677)
Disposals	(35,039)	-	(35,039)
Business combination	(12,338)	-	(12,338)

As of December 31, 2017	6,330,681	238,723	6,569,404
Current	-	23,736	23,736
Noncurrent	6,330,681	214,987	6,545,668

Additions	783,713	-	783,713
Adjustment of expected cash flow	362,073	-	362,073
Disposals	(46,318)	-	(46,318)
Adoption of IFRS 15 (note 3)	-	(238,723)	(238,723)

As of December 31, 2018	7,430,149	-	7,430,149
Current	-	-	-
Noncurrent	7,430,149	-	7,430,149

The amount refers to the financial asset corresponding to the right established in the concession agreements of the energy distributors to receive cash by compensation upon the return of the assets to the granting authority at the end of the concession, measured at fair value.

According to the current tariff model, the remuneration for this asset is recognized in profit or loss upon billing to consumers and the realization occurs upon receipt of the electric energy bills. Moreover, the difference to adjust the balance at fair value (new replacement value - “VNR” - note 4) is recognized as a balancing item to the operating income account (note 25) in the statement of profit or loss for the year (R$362,073 as of December 31, 2018 and R$212,294 as of December 31, 2017).